Supplement dated July 24, 2026

to the Prospectus and Initial Summary Prospectus, each dated April 27, 2026, as supplemented, for:

Apex VUL®
Issued by C.M. Life Insurance Company

THIS SUPPLEMENT MUST BE READ IN CONJUNCTION WITH YOUR PROSPECTUS.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

This supplement amends certain information in the above-referenced prospectuses:

Beginning July 25, 2026, Apex VUL will be available for sale in California. In California:

•	The policy is not available for purchase by anyone over age 59.

•	You have 30 days to return the policy for a refund. (For additional information, please see the Your Right to Return the Policy sub-section of the Purchasing a Policy section of the Prospectus.)

•	The Accelerated Death Benefit for Chronic Illness Rider is not available.

If you have questions about this supplement or your product, you may contact your registered representative, visit us online at www.MassMutual.com/contact-us, or call our Administrative Office at (800) 272-2216, 8 a.m.–8 p.m. Eastern Time.

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